Property And Equipment	12 Months Ended
Dec. 31, 2011
Property and equipment
Property And Equipment
NOTE 5      -   PROPERTY AND EQUIPMENT

	December 31,
	2 0 1 1	2 0 1 0
Cost:
Computers and software	6,819	6,614
Office furniture and equipment	2,297	2,428
Vehicles	143	147
Leasehold improvements	586	584
	9,845	9,773
Accumulated depreciation:
Computers and software	5,975	5,875
Office furniture and equipment	2,165	2,260
Vehicles	131	128
Leasehold improvements	565	561
	8,836	8,824
Property and equipment, net	1,009	949